ACQUISITION OF MAJESCO ENTERTAINMENT COMPANY (Tables)	12 Months Ended
Nov. 30, 2018
Disclosure of detailed information about business combination [abstract]
Schedule of excess consideration given over the fair value of the net assets acquired
Total
$
Consideration:
Common shares	415,000
Estimated cash payment on acquisition	1,245,000
Finder’s fee	93,375
Total consideration provided	1,753,375

Allocated as follows:
Cash	11,060
Accounts payable	(67,320)
Due from former shareholder	56,260
Intangible assets - brand	103,335
Goodwill	3,356,355
Deferred income taxes	(21,700)
Non-controlling interest (Note 17)	(1,684,615)
1,753,375